Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Portfolio - Select Health Care Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	56.27%
Annual Return 2014	32.88%
Annual Return 2015	6.57%
Annual Return 2016	(10.68%)
Annual Return 2017	24.02%
Annual Return 2018	7.44%
Annual Return 2019	31.46%
Annual Return 2020	24.43%
Annual Return 2021	11.50%
Annual Return 2022	(12.82%)